Related Party Transactions - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Accounts due from related parties: Current	$ 119	¥ 828	¥ 2,366
Accounts due to related parties: Current	20,678	143,958	27,844
Non-current amounts due to related parties	4,805	33,453	177,776
ShaanXi Molbase Logistic Management Co., Ltd
Related Party Transaction [Line Items]
Accounts due from related parties: Current	114	794
MOXIN Commercial Factoring (Shenzhen) Co., Ltd
Related Party Transaction [Line Items]
Accounts due from related parties: Current	3	20	20
Shanghai MOYU Biotechnology Co., Ltd
Related Party Transaction [Line Items]
Accounts due from related parties: Current	1	7	7
Chang Dongliang
Related Party Transaction [Line Items]
Accounts due from related parties: Current	1	7	6
Accounts due to related parties: Current			1,833
Non-current amounts due to related parties	263	1,833
MOLBASE Inc
Related Party Transaction [Line Items]
Accounts due from related parties: Current			2,224
Accounts due to related parties: Current	848	5,905	4,461
Non-current amounts due to related parties	1,523	10,605
Amount due to related partys due on december 31, 2020	641	4,461
Amount due to related partys due on december 31, 2021	1,523	10,605
MOLBASE (HK) Limited
Related Party Transaction [Line Items]
Accounts due from related parties: Current			109
Accounts due to related parties: Current	11,135	77,520	21,550
Non-current amounts due to related parties	2,661	18,528
Amount due to related partys due on december 31, 2020	6,059	42,178
Amount due to related partys due on december 31, 2021	2,661	18,528
MOLBASE (Shanghai) Biotechnology Co., Ltd.
Related Party Transaction [Line Items]
Accounts due to related parties: Current	8,695	60,533
Non-current amounts due to related parties	$ 358	¥ 2,487	¥ 177,776